Cover	Sep. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Banner Corporation
Entity Incorporation, State or Country Code	WA
Entity File Number	000-26584
Entity Tax Identification Number	91-1691604
Entity Address, Address Line One	10 S. First Avenue,
Entity Address, City or Town	Walla Walla
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99362
City Area Code	509
Local Phone Number	527-3636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	BANR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000946673
Amendment Flag	false